Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future lease obligation
2017	$50,775
2018	110,867
2019	112,015
2020	65,235
Total future lease obligations	$338,891

2017	$172,586
2018	2,340
Total future lease obligations	$174,926

Schedule of debt over each next four years
2017	$-
2018	266,200
2019	212,961
2020	212,961
2021	159,719
Total debt	$851,841